MFA 2023-NQM1 Trust ABS-15G

Exhibit 99.7

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Edgar Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	1000018		21077560	XXX	11/15/2018	Credit	Guideline	Guideline Issue	Guideline	DSCR being above required value.	Address: XXXX					Reviewer Comment (2018-11-15): Additional Review confirms DSLR is within guideline requirements.	08/14/2018			1	C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	1000016		21077608	XXX	11/15/2018	Credit	Guideline	Guideline Issue	Guideline	DSCR being above required value.	XXXX	DSCR is outside of guidelines.				Reviewer Comment (2018-11-15): The DSCR has met the minimum requirement of 1.20.	07/31/2018			1	C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	1000016		21077609	XXX	11/15/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	The disaster noted happened more than a year after the subject loan closed, this is not material to the review.				Reviewer Comment (2018-11-15): Received a copy of the post disaster inspection dated XX/XX/XXXX showing no damage.	08/15/2018			1	C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX	Investment	Purchase		C	A	C	A			A	A		N/A	No